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                            SEI INTERNATIONAL TRUST

                         INTERNATIONAL EQUITY PORTFOLIO

                       SUPPLEMENT DATED JANUARY 13, 1998
                 TO THE CLASS A PROSPECTUS DATED JUNE 30, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective December 1, 1997, Gabrielle Boyle assumed the responsibilities of portfolio manager for the International Equity Portfolio, replacing Mr. Dino Fuschillo. Accordingly, the following language replaces the second paragraph of the description of Lazard London International Investment Management Limited ("Lazard") found on page 16 in "The Sub-Advisers" section of the prospectus:

Ms. Gabrielle Boyle, a portfolio manager/analyst with Lazard in London, has primary responsibility for the day-to-day management of the portion of the International Equity Portfolio's assets managed by Lazard. Ms. Boyle has eight years of investment experience and conducts Continental European research and security analysis for the Netherlands, France, Switzerland and Scandinavia. Prior to joining Lazard in 1993, she was with Royal Insurance. Ms. Boyle has a B.A. Honours degree in Economics & History and an M.A. in Economics, both from University College, Dublin.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            SEI INTERNATIONAL TRUST

                         INTERNATIONAL EQUITY PORTFOLIO

                       SUPPLEMENT DATED JANUARY 13, 1998
                 TO THE CLASS D PROSPECTUS DATED JUNE 30, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective December 1, 1997, Gabrielle Boyle assumed the responsibilities of portfolio manager for the International Equity Portfolio, replacing Mr. Dino Fuschillo. Accordingly, the following language replaces the second paragraph of the description of Lazard London International Investment Management Limited ("Lazard") found on page 14 in "The Sub-Advisers" section of the prospectus:

Ms. Gabrielle Boyle, a portfolio manager/analyst with Lazard in London, has primary responsibility for the day-to-day management of the portion of the International Equity Portfolio's assets managed by Lazard. Ms. Boyle has eight years of investment experience and conducts Continental European research and security analysis for the Netherlands, France, Switzerland and Scandinavia. Prior to joining Lazard in 1993, she was with Royal Insurance. Ms. Boyle has a B.A. Honours degree in Economics & History and an M.A. in Economics, both from University College, Dublin.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE